Fair Value Measurements - Quantitative information regarding Level 3 fair value measurements inputs as their measurement dates (Details) - Star Peak Energy Transition Corp [Member] - Level 3	Mar. 31, 2021 Y USD ($)	Dec. 31, 2020 Y	Sep. 30, 2020 Y
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50	11.50
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	20.58	20.46	9.90
Expected term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5.09	5.33	5.58
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	15.00	21.00	21.50
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.94	0.41	0.34
Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	95.00	85.00	50.00
Discount for lack of marketability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	1.5	3.00	4.00